Bank Properties and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Bank Properties and Equipment
Total bank properties and equipment	$ 93,026	$ 92,411
Accumulated depreciation	(42,221)	(37,655)
Bank properties and equipment, net	50,805	54,756
Land [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	8,998	9,193
Buildings [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	30,617	31,689
Capital lease [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	8,630	8,630
Leasehold improvements and equipment [Member]
Summary of Bank Properties and Equipment
Total bank properties and equipment	$ 44,781	$ 42,899